LEASE LIABILITIES - Disclosure of Detailed Information About Lease Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Expenses relating to variable lease payments not included in the measurement of lease liability	$ 75,789	$ 113,486
Expenses relating to short-term leases	19,059	29,996
Expenses relating to low value leases	98	661
Lease payments recognized in profit and loss	$ 94,946	$ 144,143